BUSINESS COMBINATION (Details 11) - C S N Cimentos Brasil S A [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 5,013,436
Assets Transferred [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	In the transaction, a payment in the amount of US$960,733 was made
Purchase price considered for the business combination	R$ 5,013,436